UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23445

Nuveen Enhanced High Yield Municipal Bond Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

Nuveen Interval Funds
Interval Funds
September 30,
2025
Semi-Annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name Class A1 Class A2 Class I
Nuveen Enhanced High Yield Municipal Bond Fund NHYEX NHYAX NMSSX

Table
of Contents
Important Notices 3
Common Share Information 4
About the Fund’s Benchmark 5
Fund Performance, Expense Ratios, Leverage and Holdings Summaries 6
Expense Examples 10
Portfolio of Investments 11
Statement of Assets and Liabilities 38
Statement of Operations 40
Statement of Changes in Net Assets 41
Statement of Cash Flows 42
Financial Highlights 43
Notes to Financial Statements 46
Additional Fund Information 56
Glossary of Terms Used in this Report 57
Statement Regarding Basis for Approval of Investment Advisory Contract 58

Important Notices

Portfolio manager commentaries:
The Fund includes portfolio manager commentary in its annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the
Fund’s annual shareholder report.
Fund changes:
For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks:
Refer to the Fund’s prospectus on the Fund’s website at www.
nuveen.com for information on the Fund’s principal investment policies and principal risks.
Fund performance:
For current information on your Fund’s average annual total returns please refer to the Fund’s website at
www.nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Fund Performance,
Expense Ratios, Leverage and Holding Summaries section within this report.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Fund's distributions is current as of September 30, 2025.  The Fund's distribution levels may vary over time based on the Fund's investment activity and portfolio investments value changes.
During the current reporting period, the Fund's distributions to common shareholders were as shown in the accompanying table.
The Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by the Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
REPURCHASE OFFER
In order to provide liquidity to common shareholders, the Fund has adopted a fundamental investment policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding
Common Shares at NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee.
Refer to the Notes to Financial Statements for further details on the Fund’s repurchase offer.
Monthly Distributions (Ex-Dividend Date) Class A1 Class A2 Class I
April 2025 $ 0.0320 $ 0.0340 $ 0.0370
May 2025 0.0320 0.0340 0.0370
June 2025 0.0320 0.0340 0.0370
July 2025 0.0320 0.0340 0.0370
August 2025 0.0325 0.0340 0.0370
September 2025 0.0325 0.0340 0.0370
Total Distributions from Net Investment Income $ 0.1930 $ 0.2040 $ 0.2220
Class A1 Class A2 Class I
Distribution Rate on NAV* 5.42% 5.66% 6.17%
*Distribution rate represents the latest declared distribution, annualized, divided by the Fund's current net asset value (NAV) as of the end of the reporting period.

About the Fund’s Benchmark

S&P Municipal Yield Index
: An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Leverage and Holdings Summaries
The Fund Performance, Expense Ratios, Leverage and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost.
Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at NAV would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A1 Shares at NAV only.
Impact of Leverage
One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmarks was the Fund’s use of leverage through its issuance of preferred shares and investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage Ratios
The Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a
Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and
Regulatory Leverage ratios.

Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund's Portfolio of Investments for individual security information.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s
Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B,
CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Enhanced High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Leverage and Holdings Summaries
September 30, 2025
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A1 Shares have a maximum 2.50% sales charge (Offering Price). Class A1 Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1.50% if repur-
chased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 and Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse Fund expenses through July 31, 2027 so that total annual Fund operating expenses (excluding distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of preferred shares that may be issued by the Fund, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.05% of the average daily managed assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
September 30, 2025**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year
Since
Inception Gross Net
Class A1 at NAV 6/30/21 (3.34)% (4.34)% (2.96)% 3.54% 3.52%
Class A1 at maximum Offering Price 6/30/21 (5.76)% (6.74)% (3.53)% — —
S&P Municipal Yield Index — 1.57% 0.58% 0.68% — —
Class A2 7/29/22 (3.19)% (4.05)% 1.97% 3.29% 3.27%
Class I 6/30/21 (2.95)% (3.60)% (2.24)% 2.79% 2.77%

Leverage and Holdings
Leverage
Effective Leverage 29.72%
Regulatory Leverage 28.23%
Fund Allocation
(% of net assets)
Municipal Bonds 141.0%
Variable Rate Senior Loan
Interests 0.0%
Other Assets & Liabilities, Net 2.2%
Borrowings (1.1)%
Floating Rate Obligations (2.9)%
MFP Shares, Net (39.2)%
Net Assets 100%
Bond Credit Quality
(% of total investments)
AA 0.5%
BBB 2.9%
BB or Lower 8.3%
N/R (not rated) 88.3%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 44.3%
Education and Civic
Organizations 21.5%
Transportation 7.2%
Long-Term Care 7.0%
Housing/Multifamily 6.0%
Consumer Discretionary 5.0%
Consumer Staples 3.6%
Other 5.4%
Variable Rate Senior Loan
Interests 0.0%
Total 100%

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period. The examples are also based on the Fund's actual expenses, which may vary from the expense rates shown in the Fund's prospectus.
What were the Fund's costs for the last six months? (based on a hypothetical $10,000 investment)
Cost of a
$10,000 investment
Cost paid as a percentage
of $10,000 investment*
Class A1 Shares $188 3.82%
Class A2 Shares $176 3.57%
Class I Shares $151 3.07%
* Annualized for period less than one year.

Portfolio of Investments September 30, 2025
Enhanced High Yield Municipal Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 141.0% (100.0% of Total Investments)
983858079 MUNICIPAL BONDS - 141.0% (100.0% of Total Investments) 983858079
ALABAMA - 0.3%
$ 425,000 (a) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5.500% 10/01/53 $ 445,349
250,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
4.750 11/01/49 213,807
500,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2024
6.500 11/01/44 475,712
550,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2024
6.750 11/01/53 518,799
2,220,000 (b) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/36 666,000
TOTAL ALABAMA 2,319,667
ARIZONA - 4.0%
2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5.000 07/01/51 1,705,504
1,800,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5.000 07/01/51 1,534,953
2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 1,794,295
3,530,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6.875 02/01/65 3,501,906
2,500,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.000 12/01/41 1,898,776
110,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.150 12/01/57 70,943
100,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5.750 12/15/57 71,122
1,625,000 (c) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6.750 12/01/55 1,651,956
148,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 3, Series 2021
3.750 07/01/46 107,446
1,055,000 (c) Maricopa County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Paradise Schools Project,
Series 2025
5.875 07/01/60 1,044,351
3,100,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6.625 07/01/59 3,138,163
1,000,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6.750 07/01/63 1,015,849
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5.500 07/01/53 1,637,902
985,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5.400 10/01/36 782,299
1,450,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5.375 10/01/56 1,175,958
1,500,000 Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2022A
7.000 10/01/56 1,505,477
500,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Taxable Series 2021B
6.250 10/01/36 432,283

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 500,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5.000% 06/15/64 $ 434,882
3,000,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Flagstaff Junior Academy
Project, Series 2025
7.000 06/01/65 3,029,967
1,000,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/47 662,902
1,400,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/52 900,699
TOTAL ARIZONA 28,097,633
ARKANSAS - 0.6%
4,500,000 (c) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 4,066,101
TOTAL ARKANSAS 4,066,101
CALIFORNIA - 7.9%
2,000,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 1,317,470
4,725,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5.000 02/01/50 3,070,498
12,300,000 (c) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 9,966,467
250,000 (c) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4.000 07/01/61 181,180
4,560,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9.500 01/01/65 4,176,696
550,000 (c) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9.500 07/01/30 560,732
1,255,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7.250 07/01/53 1,274,808
1,470,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6.500 06/01/54 1,414,561
7,300,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6.375 06/01/59 6,806,319
1,750,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5.875 06/01/54 1,577,194
1,925,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
6.000 06/01/64 1,714,603
250,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/51 178,939
1,360,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6.000 06/15/54 1,245,597
2,765,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6.125 06/15/64 2,516,625
5,000,000 (c) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.500 06/15/63 5,030,101
500,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5.000 06/01/59 401,775
250,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Citizens of the World Charter, Series 2022A
6.250 04/01/52 248,515

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 100,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.500% 08/01/47 $ 100,099
250,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4.000 06/01/51 184,831
500,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2023A
6.000 06/01/63 483,794
1,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
6.750 04/15/45 1,004,579
1,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
7.000 04/15/55 1,005,572
245,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2021C
4.000 09/02/51 205,836
500,000 (c) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8.000 04/01/56 392,698
250,000 (c) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-2
4.000 12/01/45 194,814
290,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 1818 Platinum Triangle-
Anaheim, Mezzanine Lien Series 2021B
4.000 04/01/57 209,522
325,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 1818 Platinum Triangle-
Anaheim, Social Bond Series 2021A-2
3.250 04/01/57 228,744
250,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Mezzanine Lien Series 2021B
4.000 10/01/46 198,422
305,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Senior Lien Series 2021A
4.000 10/01/56 247,215
3,000,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5.000 01/01/54 2,696,760
630,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Mezzanine Lien Series 2021B
4.000 07/01/58 344,722
250,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4.000 07/01/58 157,802
250,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4.000 06/01/57 74,428
1,000,000 Kaweah Delta Health Care District, California, Revenue Bonds,
Series 2015B
5.000 06/01/40 969,729
1,100,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/54 857,574
35,000 Palomar Health System, California, Revenue Bonds, Refunding
Series 2017
5.000 11/01/42 28,974
15,000,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0.000 06/01/46 3,611,517
TOTAL CALIFORNIA 54,879,712
COLORADO - 31.8%
2,725,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 2,692,555
1,220,000 Andrews Farm Metropolitan District 1, Hudson, Colorado,
General Obligation Bonds, Limited Tax Series 2025A
6.375 12/01/55 1,238,960
533,000 Andrews Farm Metropolitan District 1, Hudson, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series
2025B
8.375 12/15/55 535,625

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,025,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8.250% 12/15/39 $ 3,050,581
4,500,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 4,255,149
1,200,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6.750 12/15/54 1,217,410
4,775,000 (c) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2024B
8.000 12/15/54 4,798,223
500,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.750 12/01/52 412,999
1,750,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 1,361,489
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/35 450,324
1,475,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 1,175,903
4,675,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 3,577,085
7,872,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7.000 12/15/32 7,873,237
446,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7.375 12/15/47 447,519
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6.500 12/01/53 522,298
1,000,000 Chambers Highpoint Metropolitan District No. 2, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2021
5.000 12/01/51 790,123
140,000 (c) Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2020B-3
8.000 12/15/47 140,649
500,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5.350 12/01/50 467,051
2,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7.450 08/01/48 2,005,190
21,000,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 21,819,974
1,170,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/59 1,028,085
3,100,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8.000 08/01/43 1,958,955
117,278 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5.250 11/01/32 2,181
349,229 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5.500 11/01/37 6,496
651,547 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5.750 11/01/47 12,119
435,233 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
6.000 11/01/52 8,095

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (b),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500% 12/01/30 $ 390,592
500,000 (b),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.250 12/01/50 309,678
2,055,000 Conexus Metropolitan District No. 1, Monument, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Series 2025A
6.250 12/01/55 2,056,851
1,800,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
6.500 12/01/55 1,796,654
500,000 Copperleaf Metropolitan District 6, Arapahoe County,
Colorado, Limited Tax, General Obligation Bonds, Subordinate
Series 2022B
6.000 12/15/41 505,126
4,900,000 (c) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7.250 12/01/55 3,649,724
1,658,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6.500 12/01/51 1,608,684
5,000,000 (c) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9.250 12/15/55 4,777,147
1,400,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 883,849
2,000,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5.875 12/01/54 1,911,389
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024B
8.000 12/15/54 1,258,885
5,465,000 Elora Metropolitan District, Elbert County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Series 2025A
6.000 12/01/55 5,560,675
600,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 601,897
500,000 (c) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.250 12/01/51 400,701
1,277,000 Grand Avenue Metropolitan District, In the City of Aurora,
Arapahoe County, Colorado, Limited Tax General Obligation
Bonds, Series 2023
8.125 12/01/52 1,293,486
1,185,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Limited Tax Subordinate Series
2025B
8.375 12/15/49 1,191,698
1,000,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series
2025A
6.125 12/01/54 1,020,224
982,204 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6.000 12/01/43 996,235
2,000,000 (c),(d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8.250 12/15/55 1,950,787
1,000,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 965,665
2,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6.000 12/01/55 2,026,349
1,185,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
8.250 12/15/55 1,191,163

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375% 11/01/52 $ 2,088,365
1,000,000 (c) Ledge Rock Center Commercial Metropolitan District, In the
Town of Johnstown, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A
7.000 11/01/52 1,014,306
500,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6.375 12/01/54 497,989
1,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5.000 12/01/51 778,705
535,000 Lochbuie Station Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Subordinate General Obligation
Limited Tax Bonds, Series 2020B
6.250 12/15/44 540,061
2,000,000 (c) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7.125 12/01/45 2,000,017
500,000 (c) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5.750 12/01/54 499,619
1,000,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
6.125 12/15/49 992,259
500,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021
4.750 12/01/51 393,072
1,000,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
7.000 12/01/52 1,019,160
500,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4.625 12/15/51 434,586
2,175,000 (c) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement
Limited Tax Series 2024
6.000 12/01/53 2,063,809
2,500,000 (c) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6.000 12/01/54 2,467,622
1,500,000 (b) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/49 1,331,810
2,005,000 (c) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5.875 12/15/54 1,872,645
1,215,000 (c) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8.000 12/15/37 1,233,322
1,150,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6.125 12/01/55 1,198,505
2,500,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7.500 12/01/52 2,519,344
500,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5.750 12/01/54 497,518
500,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5.875 12/01/54 443,741
2,486,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 2,403,980
500,000 (c) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6.000 12/01/51 491,347
1,100,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 1,075,082

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5.375% 12/01/51 $ 877,744
1,000,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5.500 12/01/55 1,000,957
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 615,940
1,020,000 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 955,165
657,000 Ritoro Metropolitan District In the Town of Elizabeth, Elbert
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Refunding Series 2025B
6.250 12/15/57 660,397
1,150,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6.375 12/01/54 1,159,513
1,250,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/42 1,110,407
500,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5.250 12/01/51 437,270
750,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6.375 12/01/42 777,396
2,545,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8.000 12/15/54 2,562,188
1,000,000 (c) Saint Vrain Lakes Metropolitan District 4, Weld County,
Colorado, General Obligation Bonds, Firestone Subordinate
Limited Tax Series 2024B
8.750 09/20/54 1,004,632
500,000 Senac South Metropolitan District No. 1, Aurora, Colorado,
General Obligation Bonds, Limited Tax Series 2021A(3)
5.250 12/01/51 468,877
500,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.000 12/01/51 358,829
2,245,000 (c) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6.125 12/01/55 2,293,147
7,370,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6.750 12/01/55 7,492,129
500,000 (c),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 346,222
675,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2024B
6.375 11/15/54 673,149
3,000,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6.250 12/01/55 3,050,167
4,925,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Subordinate Limited Tax General Obligation and
Special Revenue Bonds, Refunding & improvement Series
2025B
8.000 12/15/55 4,959,405
1,600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6.500 12/01/54 1,645,488
975,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024B
8.750 12/15/54 982,615
648,000 (c) Sunset Parks Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Subordinate Series
2024B
7.625 12/15/54 655,460

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (c) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.750% 12/01/51 $ 385,814
500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6.875 12/15/52 505,061
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4.125 12/01/31 927,194
6,550,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 5,549,268
8,710,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 6,646,632
3,000,000 (c) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4.750 12/01/50 2,528,612
3,000,000 (c) USAFA Visitors Center Business Improvement District,
Colorado Springs, Colorado, Special Revenue Bonds, Series
2022A,
5.000 12/01/52 2,694,640
500,000 (e) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0.000 12/01/54 361,947
2,250,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5.000 12/01/41 2,083,830
500,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6.250 12/01/52 482,620
1,500,000 (c) Weems Neighborhood Metropolitan District, Lafayette,
Boulder County, Colorado, Limited Tax General Obligation
Bonds, Convertible to Unlimited Tax, Series 2025A
5.875 12/01/55 1,524,987
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.750 12/01/52 497,844
3,000,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 1,922,195
1,625,000 Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1
5.000 12/01/50 1,524,752
2,500,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5.125 12/01/51 2,130,449
500,000 (c) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4.000 12/01/51 448,108
1,146,000 (c) Willow Springs Ranch Metropolitan District, Monument, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2024B
6.500 10/15/54 1,152,497
32,685,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 22,081,449
2,250,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/36 2,009,041
2,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/41 1,654,076
6,500,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 4,969,325
TOTAL COLORADO 222,220,036

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.6%
$ 3,000,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5.000% 10/01/54 $ 2,312,960
1,500,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6.250 10/01/60 1,478,349
100,000 (c) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6.000 04/01/52 105,677
TOTAL CONNECTICUT 3,896,986
DELAWARE - 0.1%
1,100,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
5.000 06/01/51 985,378
TOTAL DELAWARE 985,378
DISTRICT OF COLUMBIA - 1.9%
300,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.750 06/01/54 299,567
54,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 12,334,739
3,335,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006C
0.000 06/15/55 318,922
TOTAL DISTRICT OF COLUMBIA 12,953,228
FLORIDA - 14.3%
250,000 (c) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5.000 11/15/61 182,483
2,500,000 (c) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
6.750 06/15/65 2,513,299
1,600,000 (c) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7.250 01/01/55 1,624,290
2,715,000 (c) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7.125 01/01/65 2,697,453
2,483,703 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6.000 06/15/55 2,180,020
15,020,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Educational
Growth Fund, LLC, Charter School Portfolio Projects,
Subordinate Series 2021B
0.000 07/01/61 1,295,522
1,290,000 (b),(c) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens
of Palm Coast Project, Series 2017A
6.750 10/01/37 877,200
1,525,000 (b),(c) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens
of Palm Coast Project, Series 2017A
7.000 10/01/40 1,037,000
1,345,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5.000 10/15/54 1,216,757
250,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375 08/01/32 240,747
175,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.625 08/01/37 161,716
1,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6.000 08/15/63 915,064
500,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Imagine School at West Pasco Project, Series 2023A
6.500 12/15/53 479,709
4,100,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Imagine School at West Pasco Project, Series 2023A
6.500 12/15/58 3,895,289
1,750,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6.250 06/15/53 1,776,823
2,600,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6.375 06/15/58 2,647,331
2,800,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7.250 06/15/55 2,852,174
1,890,000 (b) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
4.000 05/01/53 1,512,000

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.700% 05/01/55 $ 245,809
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/51 846,143
4,600,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/56 3,795,286
1,420,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5.000 06/01/40 1,099,889
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6.000 01/15/57 88,816
625,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4.000 06/30/36 534,158
765,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4.000 06/30/41 585,466
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5.000 01/01/50 811,142
500,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6.125 06/15/47 488,562
30,430,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 18,980,713
3,500,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put
7/15/28)
10.000 07/15/59 2,183,125
12,250,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10.000 07/01/57 10,436,684
3,040,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 3,013,671
1,965,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5.000 06/01/57 1,945,835
2,000,000 (c) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6.875 11/15/64 2,064,781
250,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5.875 05/01/55 253,617
710,000 (c) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6.250 11/01/53 729,707
1,210,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5.750 08/15/50 1,153,738
1,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5.750 08/15/55 938,791
825,000 (c) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/49 680,759
1,405,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Taylor Ranch Project, Series 2023
6.300 05/01/54 1,470,409
2,850,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6.250 06/15/42 2,835,530

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 85,000 (c) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6.625% 05/01/53 $ 97,234
750,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2025
6.375 06/01/65 756,954
1,000,000 (c) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6.250 01/01/59 1,000,268
415,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.200 05/01/53 433,149
115,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 115,536
70,000 (c) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5.625 05/01/52 71,609
1,000,000 (c) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5.500 12/01/49 782,476
1,500,000 (c) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5.000 06/01/57 1,291,482
2,560,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6.125 06/01/54 2,461,414
2,240,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6.250 06/01/59 2,171,538
1,470,000 (c) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
5.300 05/01/55 1,390,529
1,000,000 (c) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
6.000 11/01/53 1,025,417
1,000,000 (c) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
6.000 05/01/56 1,015,794
1,500,000 (c) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6.300 05/01/56 1,532,071
465,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4.625 05/01/36 460,824
880,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
5.650 05/01/56 870,691
225,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5.250 05/01/54 225,002
665,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Villages
F-3 and G-1B Series 2023
6.250 05/01/54 700,170
TOTAL FLORIDA 99,689,666
GEORGIA - 1.3%
6,910,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 6,069,662
1,950,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 1,111,500
1,750,000 (c) Bulloch County Development Authority, Georgia, Charter
School Revenue Bonds, Statesboro Steam Academy Project
Series 2024
6.750 06/15/64 1,699,945
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6.375 06/15/58 486,021
TOTAL GEORGIA 9,367,128

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.1%
$ 1,000,000 (c) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7.250% 05/15/52 $ 1,005,809
TOTAL HAWAII 1,005,809
IDAHO - 0.9%
170,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875 09/01/53 173,389
500,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5.500 09/01/53 500,423
730,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/41 620,900
250,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/56 189,067
250,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/56 171,567
3,900,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6.250 09/01/54 3,979,619
500,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 508,884
TOTAL IDAHO 6,143,849
ILLINOIS - 2.7%
830,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4.000 07/01/31 742,193
1,500,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/51 1,057,286
2,750,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/56 1,883,816
250,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 192,863
410,649 (b) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/31 20,532
898,295 (b) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/36 44,915
160,410 (b) Illinois Finance Authority, Revenue Bonds, Christian Horizons
Obligated Group, Series 2021A
4.000 05/15/41 8,020
215,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6.125 10/01/50 217,752
2,720,000 (c) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5.875 09/01/46 2,701,570
7,375,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/58 7,115,320
2,000,000 (c) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7.375 09/01/42 2,220,348
3,000,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7.000 01/01/50 2,615,548
TOTAL ILLINOIS 18,820,163
INDIANA - 0.7%
85,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/30 86,193
700,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5.000 06/01/51 587,728
775,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Evansville Project, Series 2022A
5.250 09/01/57 734,474
1,250,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6.750 01/01/43 1,180,352
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 1,099,483

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,500,000 (c) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6.250% 10/01/50 $ 1,506,701
TOTAL INDIANA 5,194,931
IOWA - 0.1%
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5.000 09/01/51 736,864
TOTAL IOWA 736,864
KANSAS - 0.8%
1,725,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5.250 11/15/53 1,209,604
100,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5.000 03/01/49 97,643
6,250,000 (b) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 3,125,000
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6.000 05/15/54 941,574
TOTAL KANSAS 5,373,821
LOUISIANA - 2.8%
300,000 (c) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
6.000 06/01/54 306,597
1,500,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/60 1,113,208
2,850,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/39 2,654,550
2,635,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/49 2,238,816
1,000,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 829,578
480,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.000 06/01/37 489,352
1,000,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.250 06/01/52 987,333
950,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.375 06/01/52 850,519
10,000,000 (a) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT), (UB)
5.000 09/01/66 9,510,841
500,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 429,167
TOTAL LOUISIANA 19,409,961
MAINE - 0.3%
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/46 1,842,860
TOTAL MAINE 1,842,860
MARYLAND - 0.2%
135,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School,
Series 2022A
5.500 05/01/52 124,280
1,000,000 (c) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 1,001,237
TOTAL MARYLAND 1,125,517
MASSACHUSETTS - 0.1%
1,000,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017
5.000 07/01/42 868,245
TOTAL MASSACHUSETTS 868,245

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 1.1%
$ 5,525,000 Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
4.813% 06/15/26 $ 5,925,562
330,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4.000 12/01/51 249,692
290,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5.000 12/01/46 243,193
40,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 989,000
185,000 Trillium Academy, Michigan, Public School Academy Revenue
Bonds, Refunding Series 2019
5.750 11/01/40 178,982
TOTAL MICHIGAN 7,586,429
MINNESOTA - 1.0%
500,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5.000 06/15/56 352,767
1,000,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6.125 06/15/61 911,798
770,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.500 07/01/48 771,311
2,000,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
5.125 09/01/38 1,712,382
1,000,000 (b),(c) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.875 06/01/57 725,000
1,000,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.250 03/01/43 966,864
2,015,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5.500 06/01/63 1,850,129
TOTAL MINNESOTA 7,290,251
MISSOURI - 1.2%
2,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6.750 11/01/53 2,000,457
250,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000 06/01/54 230,710
2,000,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/42 1,861,955
1,000,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/50 869,684
250,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/40 249,069
2,500,000 (c) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6.250 10/01/55 2,501,145
498,874 (b) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5.000 05/15/32 24,944
731,469 (b) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5.000 05/15/36 36,573
633,619 (b) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5.000 05/15/40 31,681
100,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/34 95,809

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 100,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000% 10/01/44 $ 83,501
234,199 (c) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4.000 12/01/46 187,013
TOTAL MISSOURI 8,172,541
NEVADA - 0.4%
895,855 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 9
2,600,000 (c) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2025A, (AMT), (Mandatory Put 1/01/33)
9.500 01/01/65 2,377,231
305,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5.000 07/15/47 279,658
TOTAL NEVADA 2,656,898
NEW HAMPSHIRE - 1.5%
11,980,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0.000 12/15/32 7,548,271
5,000,000 (c) New Hampshire National Finance Authority, Travis and Burnet
Counties, Special Revenue Bonds, Thomas Ranch Project
Capital Appreciation Improvement Districts Series 2024
0.000 12/01/34 2,784,848
TOTAL NEW HAMPSHIRE 10,333,119
NEW JERSEY - 1.6%
11,000,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.625 01/01/45 11,375,129
TOTAL NEW JERSEY 11,375,129
NEW YORK - 6.9%
6,550,000 (c) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 6,653,379
1,500,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/37 1,431,433
10,000,000 Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, 1st Subordinate
Series 2005B
0.000 06/01/47 2,039,242
4,760,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 1,321,116
8,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 7,555,606
2,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Anns Community Project, Series
2019
5.000 01/01/50 1,699,357
1,000,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2020D-1B
2.400 11/01/50 637,195
750,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350 10/01/46 480,000
2,500,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7.250 11/15/44 2,501,970
12,235,000 (a) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.250 06/30/60 12,394,559

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000% 01/01/28 $ 626,984
1,450,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/29 1,175,778
150,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/30 119,131
4,135,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/31 3,237,206
1,010,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/32 781,170
3,050,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 2,337,923
630,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/34 479,444
2,200,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/35 1,664,351
650,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/36 489,310
250,000 (c) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/56 215,597
TOTAL NEW YORK 47,840,751
NORTH DAKOTA - 0.7%
3,725,000 (a) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.700 07/01/49 3,720,754
1,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/53 918,271
TOTAL NORTH DAKOTA 4,639,025
OHIO - 2.8%
245,000 (c) Brecksville, Ohio, Tax Increment Financing Revenue Bonds,
Valor Acres Project, Series 2022
5.625 12/01/53 233,692
138,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 12,942,937
2,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 2,136,918
2,000,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5.875 01/01/49 1,968,551
140,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Tax
Increment Financing Revenue Bonds, Flats East Bank Project,
Refunding Senior Series 2021A
4.000 12/01/55 109,871
95,000 Cleveland-Cuyahoga County Port Authority, Ohio, Tax
Increment Financing Revenue Bonds, Flats East Bank Project,
Refunding Subordinate Series 2021B
4.500 12/01/55 78,507
665,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/51 609,426
1,360,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch Bedford Heights, Series 2025
6.375 01/01/45 1,387,959
250,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000 01/01/45 246,033

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 200,000 (c) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6.500% 01/01/45 $ 204,601
TOTAL OHIO 19,918,495
OKLAHOMA - 0.2%
1,000,000 Osage County Industrial Authority, Oklahoma, Sales and Use
Tax Revenue Bonds, Refunding Series 2023
5.750 09/01/53 983,290
100,000 (c) Tulsa Authority for Economic Opportunity, Tulsa County,
Oklahoma, Tax Apportionment Revenue Bonds, Santa Fe
Square Project, Series 2021
4.375 12/01/41 90,795
230,000 (c) Tulsa Authority for Economic Opportunity, Tulsa County,
Oklahoma, Tax Apportionment Revenue Bonds, Vast Bank
Project, Series 2021
4.000 12/01/43 198,781
TOTAL OKLAHOMA 1,272,866
OREGON - 1.8%
4,250,000 (c) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
7.000 12/15/60 4,025,631
5,805,000 (c) Oregon Facilities Authority, Oregon, Charter School Revenue
Bonds, Valley Inquiry Charter School Project, Series 2025A
6.750 06/15/55 5,796,581
2,830,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5.000 11/15/46 2,477,842
TOTAL OREGON 12,300,054
PENNSYLVANIA - 3.1%
500,000 Allegheny County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Penn Hills Charter School of
Entrepreneurship, Series 2021A
4.000 06/15/51 378,604
1,610,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6.250 05/01/42 1,591,674
26,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 27,204
2,175,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0.000 06/30/44 1,539,342
1,215,000 (c) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6.750 09/01/61 1,179,318
11,500,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5.750 01/01/65 10,994,620
1,065,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6.750 01/01/65 1,022,067
4,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6.750 12/01/46 3,616,334
370,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500 09/01/43 372,526
495,000 (b),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10.000 12/01/31 50
1,100,000 (c) Quakertown General Authority, Pennsylvania, Special
Assessment Obligation Bonds, Milford Village Project, Series
2025
6.500 03/01/55 1,120,269
TOTAL PENNSYLVANIA 21,842,008
PUERTO RICO - 0.3%
20,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008B
0.000 05/15/57 586,430
450,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 290,711
160,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/27 102,486
4,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/24 2,585

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 325,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000% 07/01/26 $ 210,006
115,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 74,431
105,000 (b) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 68,110
190,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 122,037
250,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 160,574
115,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/26 73,960
100,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 66,997
100,000 (b) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 66,960
81,740 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 84,630
78,106 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 86,605
74,065 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 73,288
57,138 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 54,279
247,059 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 213,528
TOTAL PUERTO RICO 2,337,617
SOUTH CAROLINA - 2.5%
2,920,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/40 2,688,449
5,000,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6.750 12/01/60 5,245,439
500,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.125 08/15/35 482,789
2,000,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Lowcountry Leadership
Charter School Project, Series 2019A
5.000 12/01/49 1,755,934
5,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7.125 06/01/60 5,031,922
200,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4.000 06/15/31 187,530
1,840,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/41 1,559,831
330,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/51 253,546
250,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.000 06/15/53 250,314
250,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.125 06/15/58 251,491
TOTAL SOUTH CAROLINA 17,707,245

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 0.4%
$ 3,000,000 (c) Memphis-Shelby County Community Redevelopment Agency,
Tennessee, Revenue Notes Series 2016
7.250% 04/01/38 $ 3,001,862
100,000 (c) Metropolitan Government of Nashville-Davidson County
Industrial Development Board, Tennessee, Special
Assessment Revenue Bonds, South Nashville Central Business
Improvement District, Series 2021A
4.000 06/01/51 84,303
TOTAL TENNESSEE 3,086,165
TEXAS - 12.0%
1,295,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4.000 10/01/50 999,328
1,250,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 1,103,972
200,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5.750 09/15/54 199,081
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.125 02/15/41 947,760
250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.500 02/15/56 178,406
3,330,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6.750 02/15/62 3,292,586
2,640,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Series 2022A
6.375 02/15/52 2,523,240
1,825,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Odyssey Academy Inc Series
2023A
6.000 02/15/43 1,650,646
250,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/34 250,864
2,635,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
4.000 10/01/50 2,095,582
100,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5.250 09/01/51 93,955
250,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6.750 09/01/55 243,030
1,600,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Major Improvement
Area District Series 2023
6.125 09/01/53 1,594,161
1,000,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6.750 09/01/53 999,668
3,000,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
6.250 06/15/53 2,859,628
300,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
6.000 06/15/54 276,196
2,050,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4.000 10/01/50 1,570,725
7,390,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5.000 10/01/50 5,621,685
1,250,000 (c) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6.125 09/15/44 1,225,138

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (c) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6.500% 09/15/54 $ 986,781
700,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6.125 12/31/55 716,052
1,500,000 Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Junior Lien Series 2024B
5.750 12/31/44 1,465,627
2,000,000 Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Junior Lien Series 2024B
6.125 12/31/54 1,970,172
2,150,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6.000 12/31/44 2,125,448
1,320,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6.250 12/31/54 1,279,294
1,070,000 (c) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6.000 09/15/44 1,020,418
1,988,000 (c) Forney, Texas, Special Assessment Revenue Bonds, Bellagio
Public Improvement District 1 Phase I Project Series 2023
6.500 09/15/53 1,913,136
3,490,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7.000 09/15/54 3,471,543
1,650,000 (c) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7.250 09/15/45 1,682,397
1,000,000 (c) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7.500 09/15/55 1,020,094
4,005,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement
Project, Refunding Series 2011, (AMT)
6.500 07/15/30 4,016,977
500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement
Project, Refunding Series 2011, (AMT)
6.625 07/15/38 501,305
2,205,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
6.000 09/01/53 2,177,788
512,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
6.750 09/01/48 530,921
1,625,000 (c) Lewisville, Denton and Dallas Counties, Texas, Special
Assessment Revenue Bonds, Lakeside Crossing Public
Improvement District Series 2023
8.000 09/01/53 1,678,350
250,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
7.000 09/15/55 254,959
1,000,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7.625 09/01/54 983,045
1,645,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7.000 08/15/60 1,685,622
770,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/49 691,269
70,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 55,518

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 435,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500% 11/15/36 $ 359,491
3,197,706 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5.625 11/15/61 831,070
4,310,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 3,871,569
135,933 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 08/01/25 133,214
650,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/27 637,000
500,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/30 494,777
1,000,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/35 972,762
2,500,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/47 2,321,271
1,275,000 (c) New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School
Series 2023A
6.375 08/15/53 1,318,134
85,000 (c) New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School
Taxable Series 2023A
8.000 08/15/30 87,178
500,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.375 09/15/55 510,770
250,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.375 09/15/55 255,385
250,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7.125 09/15/55 255,382
215,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7.125 09/15/55 219,628
465,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Area 1 Project Series 2023
7.500 09/15/53 484,653
1,000,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8.500 09/15/53 1,040,705
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3.000 01/01/50 661,665
250,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7.000 09/01/53 252,971

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7.875% 09/01/53 $ 510,633
125,000 (b) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/32 57,500
500,000 (b) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/42 230,000
305,000 (b) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/47 140,300
1,970,000 (c) Rockdale, Milam County, Texas, Special Assessment Revenue
Bonds, Cornerstone Public Improvement District Improvement
Area 1, Series 2023
7.500 09/15/54 2,024,066
610,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7.000 09/15/52 660,383
720,000 Salado, Bell County, Texas, Special Assessment Revenue
Bonds, Sanctuary East Public Improvement District
Improvement Area 1 Project Series 2024
6.250 09/01/44 713,454
1,500,000 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2024
6.000 09/01/48 1,470,253
100,000 (c) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5.250 09/01/51 96,445
500,000 (b) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3.750 02/15/37 390,000
3,000,000 (c) Terrell, Texas, Special Assessment Revenue Bonds, Arboretum
Estates Public Improvement District 6 Major Improvement Area
Project, Series 2025
7.000 09/15/55 3,035,649
800,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6.500 09/15/52 802,995
80,000 Viridian Municipal Management District, Texas, Assessment
Revenue Bonds, Series 2017
4.250 12/01/44 70,428
900,000 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
6.000 09/01/54 908,462
TOTAL TEXAS 83,770,560
UTAH - 9.3%
500,000 (c) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5.625 12/01/54 500,280
500,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7.375 09/15/51 453,209
1,615,000 (c) Chelsey Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds Series 2024
7.250 03/01/54 1,638,692
5,550,000 (c) Chelsey Public Infrastructure District 1, Utah, Special
Assessment Bonds Chelsey Assessment Area 1 Series 2024
7.000 12/01/42 5,706,656
500,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6.500 03/01/53 477,362
1,255,000 (c) Courtyards at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
7.000 03/01/55 1,285,541
776,000 (c) Courtyards at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9.500 03/15/55 786,957
2,945,000 (c) Courtyards at Shurtz Canyon Public Infrastructure District,
Utah, Special Assessment Bonds, Courtyards at Shurtz Canyon
Assessment Area, Series 2025A-2
6.875 12/01/45 3,020,644
1,137,000 (c) Desert Edge Public Infrastructure District No. 1, Grantsville,
Tooele County, Utah, General Obligation Bonds, Limited Tax
Subordinate Series 2025B
8.500 03/15/55 1,153,893
4,000,000 (c) Desert Edge Public Infrastructure District No. 1, Grantsville,
Tooele County, Utah, Limited Tax General Obligation
Convertible Capital Appreciation Bonds, Series 2025A
6.750 03/01/55 3,086,198

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,000,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5.750% 03/01/42 $ 1,002,025
1,000,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6.000 03/01/53 990,771
825,000 (c) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Limited Tax Series 2024A-1
6.125 03/01/55 826,144
1,000,000 (c) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5.500 03/01/51 771,760
1,715,000 (c) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6.875 03/01/55 1,746,199
1,595,000 (c) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7.750 03/01/54 1,657,726
2,180,000 (c) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.250 02/01/40 1,913,427
4,415,000 (c) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.500 02/01/50 3,569,305
500,000 (c) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6.250 06/01/55 521,514
500,000 (c) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6.750 06/01/55 416,030
3,747,000 (c) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2025B
8.500 06/15/55 3,818,942
660,000 (c) Moonlight Village, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6.000 03/01/56 661,204
4,800,000 (c) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6.500 03/01/55 4,875,824
951,000 Olympia Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2024B
8.000 03/15/55 963,967
1,000,000 (c) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6.250 12/01/53 1,024,703
865,000 (c) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6.750 07/01/35 878,803
1,005,000 (c) Slate Canyon Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6.250 03/01/55 1,020,502
690,000 (c) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5.875 03/01/55 680,042
1,000,000 (c) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6.750 06/01/54 953,761
1,810,000 (c) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
6.750 03/01/55 1,854,538
1,815,000 (c) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9.000 03/15/55 1,841,294
3,995,000 (c) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Special Assessment Bonds, Series 2025A-2
6.625 12/01/45 4,098,599
375,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series 2021A
4.000 06/15/41 303,413
245,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Saint George Academy Project, Series 2021A
5.000 06/15/56 181,658
7,000,000 (c) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5.500 03/01/54 6,795,795
1,925,000 (c) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6.625 09/01/47 2,000,563
500,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5.625 12/01/54 506,795
1,015,000 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7.000 12/01/42 813,272
TOTAL UTAH 64,798,008

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS - 0.6%
$ 200,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750% 07/01/26 $ 200,468
1,070,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/26 1,049,601
2,745,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 2,411,943
250,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6.500 04/01/52 241,250
TOTAL VIRGIN ISLANDS 3,903,262
VIRGINIA - 0.8%
300,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6.875 12/01/58 322,239
1,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5.000 01/01/49 900,789
4,145,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7.000 09/01/59 4,520,974
TOTAL VIRGINIA 5,744,002
WASHINGTON - 0.9%
6,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
7.000 07/01/64 6,163,957
TOTAL WASHINGTON 6,163,957
WEST VIRGINIA - 0.4%
480,000 Huntington, West Virginia, Tax Increment Revenue Bonds,
Kinetic Park Project 3, Refunding Series 2024
5.625 05/01/50 469,864
935,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8.000 06/01/53 202,333
440,000 (c) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6.000 06/01/53 458,898
185,000 (c) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.250 06/01/42 147,787
250,000 (c) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.500 06/01/50 195,080
2,285,000 (b),(c) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
0.000 12/01/40 1,143,310
TOTAL WEST VIRGINIA 2,617,272
WISCONSIN - 20.0%
3,020,000 (a) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0.000 06/01/54 720,304
255,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5.000 06/15/51 206,833
1,100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
7.000 06/15/65 1,102,867
2,775,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5.000 06/15/49 2,277,350
900,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.625 06/01/52 859,548
1,425,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.750 06/01/62 1,357,648
2,070,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5.000 06/15/54 1,866,227

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 600,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6.625% 07/01/53 $ 619,400
550,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6.750 07/01/58 569,655
1,000,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/42 912,906
1,000,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/56 825,937
2,385,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Hapeville Charter Project, Series 2025A
6.875 06/15/54 2,362,511
1,255,000 (c),(g) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/36 1,274,312
2,495,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 2,273,515
210,000 (c),(g) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/46 213,232
415,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 325,989
1,110,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6.250 07/15/53 1,134,508
1,175,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6.500 07/15/63 1,210,017
7,125,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7.000 06/01/59 6,477,352
1,250,000 (c) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7.000 03/01/47 1,270,884
300,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.375 06/01/46 234,054
100,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.500 06/01/56 74,252
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6.250 06/15/53 958,094
500,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/54 452,076
750,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
5.875 06/15/54 732,135
1,000,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Dreamhouse Refunding Series 2025A
7.375 06/15/60 979,235
1,185,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.250 08/01/27 948,000
500,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017B
5.625 08/01/27 450,000
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
5.000 12/01/27 1,600,000
55,300,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7.000 12/01/50 44,240,000
5,935,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6.500 12/01/37 4,748,000
4,500,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6.750 12/01/42 3,600,000

Portfolio of Investments September 30, 2025
(continued)
Enhanced High Yield Municipal Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,035,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250% 02/01/39 $ 4,093,990
1,000,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Renaissance Hall at Old Course LLC Project,
Subordinate Series 2024
8.000 06/01/67 929,678
250,000 (c) Public Finance Authority of Wisconsin, Retirement Facility
Revenue Bonds, Penick Village, Series 2019
5.000 09/01/54 222,034
13,650,000 (c) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Myrtle Creek Project, Series 2025
0.000 12/15/41 4,903,689
2,700,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7.000 07/01/48 1,890,000
700,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6.250 10/01/58 708,946
250,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/37 251,795
250,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series
2021A
6.850 01/01/51 171,044
2,655,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 2,210,568
3,350,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
6.750 12/01/65 3,399,081
1,000,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 450,000
100,000 (b),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/25 10
15,165,000 (c) Public Finance Authority, Wisconsin, Anticipation Capital
Appreciation Bonds, Milo Farms Project, Series 2025
0.000 12/15/39 5,163,305
1,730,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0.000 12/15/34 998,909
7,635,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8.000 06/15/42 7,695,388
1,435,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 1,476,566
100,000 (c) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5.000 09/30/41 88,941
290,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Covenant Communities Inc, Second Tier Series 2018B
4.375 07/01/38 260,320
250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6.125 10/01/59 255,226
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4.000 01/01/57 744,647
8,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Senior Living Revenue Bonds, Chiara Housing and
Services, Inc. Project, Series 2024
5.875 07/01/55 8,421,506
6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Senior Living Revenue Bonds, Chiara Housing and
Services, Inc. Project, Series 2024
6.000 07/01/60 6,002,054
2,500,000 (c) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5.000 07/01/37 2,290,332
TOTAL WISCONSIN 139,504,870
TOTAL MUNICIPAL BONDS
(Cost $1,028,113,020) 983,858,079

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
107881 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 107881
CAPITAL GOODS - 0.0%
$ 128,676 (b),(f) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/26 $ 13
TOTAL CAPITAL GOODS 13
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
45,154 (f) Jackson Hospital 13.000 11/04/25 45,154
62,714 (f) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13.000 12/16/25 62,714
TOTAL HEALTH CARE EQUIPMENT & SERVICES 107,868
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $236,227) 107,881
TOTAL LONG-TERM INVESTMENTS
(Cost $1,028,349,247) 983,965,960
BORROWINGS - (1.1)% (h) (7,774,465)
FLOATING RATE OBLIGATIONS - (2.9)% (20,580,000)
MFP SHARES, NET - (39.2)%(i) (273,403,818)
OTHER ASSETS & LIABILITIES, NET -   2.2% 15,605,722
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 697,813,399
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $630,682,729 or 64.1% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Borrowings as a percentage of Total Investments is 0.8%.
(i) MFP Shares, Net as a percentage of Total Investments is 27.8%.

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2025 (Unaudited)
Enhanced High
Yield Municipal
Bond
ASSETS
Long-term investments, at value
†
$ 983,965,960
Cash 150,732
Receivables:
Interest 20,853,570
Investments sold 20,000
Reimbursement from Adviser 120,854
Shares sold 632,143
Other 70,723
Total assets 1,005,813,982
LIABILITIES
Borrowings 7,774,465
Floating rate obligations 20,580,000
MFP Shares, Net
**
273,403,818
Payables:
Management fees 747,531
Dividends 2,907,562
Interest 197,194
Investments purchased - when-issued/delayed-delivery settlement 1,945,140
Accrued expenses:
Custodian fees 83,826
Trustees fees 16,101
Professional fees 20,747
Shareholder reporting expenses 12,202
Shareholder servicing agent fees 55,422
Distribution and service fees (12b-1) 228,451
Shelf offering costs 3,000
Other 25,124
Total liabilities 308,000,583
Commitments and contingencies
(1)
Net assets applicable to common shares $ 697,813,399
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Paid-in capital $ 742,550,615
Total distributable earnings (loss) (44,737,216)
Net assets applicable to common shares $ 697,813,399
†
   Long-term investments, cost $ 1,028,349,247
**
   MFP Shares, liquidation preference $ 274,500,000
(1) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Enhanced High
Yield Municipal
Bond
CLASS A1:
Net assets $ 234,540,026
Common Shares outstanding 32,586,471
Net asset value ("NAV") per common share $ 7.20
Maximum sales charge 2.50%
Offering price per common share (NAV per common share plus maximum sales charge) $ 7.38
CLASS A2:
Net assets $ 211,228,662
Common Shares outstanding 29,311,480
NAV and offering price per common share $ 7.21
CLASS I:
Net assets $ 252,044,711
Common Shares outstanding 35,024,424
NAV and offering price per common share $ 7.20
Authorized shares - per class Unlimited
Par value per common share $   0.01

Statement of Operations
See Notes to Financial Statements

``
Six Months Ended September 30, 2025 (Unaudited)
Enhanced High
Yield Municipal
Bond
INVESTMENT INCOME
Interest $ 32,928,318
Total investment income 32,928,318
EXPENSES
–
Management fees 4,624,662
Distribution and service fees (12b-1) - Class A1 898,383
Distribution and service fees (12b-1) - Class A2 525,704
Shareholder servicing agent fees - Class A1 50,480
Shareholder servicing agent fees - Class A2 44,402
Shareholder servicing agent fees - Class I 52,400
Interest expense and amortization of offering costs 5,655,587
Trustees fees 19,112
Custodian expenses, net 63,595
Excise tax liability expense 53,322
Registration fees 73,668
Professional fees 178,563
Shareholder reporting expenses 36,439
Other 17,266
Total expenses before fee waiver/expense reimbursement 12,293,583
Fee waiver/expense reimbursement (160,358)
Net expenses 12,133,225
Net investment income (loss) 20,795,093
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,358,913)
Net realized gain (loss) (1,358,913)
Change in unrealized appreciation (depreciation) on:
Investments (43,868,323)
Net change in unrealized appreciation (depreciation) (43,868,323)
Net realized and unrealized gain (loss) (45,227,236)
Net increase (decrease) in net assets applicable to common shares from operations $ (24,432,143)

Statement of Changes in Net Assets
See Notes to Financial Statements

Enhanced High Yield Municipal Bond
Unaudited
Six Months Ended
9/30/25
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 20,795,093 $ 32,290,773
Net realized gain (loss) (1,358,913) 5,671,191
Net change in unrealized appreciation (depreciation) (43,868,323) (2,954,918)
Net increase (decrease) in net assets applicable to common shares from operations (24,432,143) 35,007,046
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends:
Class A1 (6,364,967) (10,205,584)
Class A2 (5,905,186) (8,448,860)
Class I (7,597,719) (12,308,575)
Total distributions (19,867,872) (30,963,019)
FUND SHARE TRANSACTIONS
Subscriptions 93,195,814 378,764,023
Reinvestments of distributions 9,722,786 17,235,803
Repurchases and redemptions (79,627,129) (76,605,470)
Net increase (decrease) applicable to common shares from Fund share transactions 23,291,471 319,394,356
Net increase (decrease) in net assets applicable to common shares (21,008,544) 323,438,383
Net assets applicable to common shares at the beginning of period 718,821,943 395,383,560
Net assets applicable to common shares at the end of period $ 697,813,399 $ 718,821,943

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended September 30, 2025 (Unaudited)
Enhanced High
Yield Municipal
Bond
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ (24,432,143)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments (333,941,631)
Proceeds from sale and maturities of investments 321,535,699
Amortization (Accretion) of premiums and discounts, net (5,699,946)
Amortization of deferred offering costs (360,002)
(Increase) Decrease in:
Receivable for interest (2,223,269)
Receivable for investments sold 1,578,156
Receivable for reimbursement from Adviser (120,854)
Other assets 7,412
Increase (Decrease) in:
Payable for interest 84,224
Payable for investments purchased - regular settlement (3,685,000)
Payable for investments purchased - when-issued/delayed-delivery settlement (461,695)
Payable for management fees (46,090)
Accrued custodian fees (888)
Accrued distribution and service fees (12b-1) (19,661)
Accrued Trustees fees 3,213
Accrued professional fees 17,189
Accrued shareholder reporting expenses 234
Accrued shareholder servicing agent fees 21,713
Accrued other expenses (125,389)
Net realized (gain) loss from investments 1,358,913
Net realized (gain) loss from paydowns (70,902)
Net change in unrealized (appreciation) depreciation of investments 43,868,323
Net cash provided by (used in) operating activities (2,712,394)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 76,274,465
(Repayments) of borrowings (86,504,699)
Proceeds from floating rate obligations 17,285,000
(Repayments of) floating rate obligations (10,270,000)
Cash distributions paid to common shareholders (8,529,136)
Subscriptions 93,959,625
Repurchases (79,627,129)
Net cash provided by (used in) financing activities 2,588,126
Net increase (decrease) in cash (124,268)
Cash at the beginning of period 275,000
Cash at the end of period $ 150,732
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Enhanced High
Yield Municipal
Bond
Cash paid for interest
$ 5,449,243
Non-cash financing activities not included herein consists of reinvestments of common share distributions 9,722,786

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Common
Share
Net Asset
Value,
End of
Period
Enhanced High Yield Municipal Bond
Class
A1
9/30/25
(e)
$ 7.65 $ 0.20 $ (0.46) $ (0.26) $ (0.19) $ — $ (0.19) $ 7.20
3/31/25
7.50 0.41 0.14 0.55 (0.39) (0.01) (0.40) 7.65
3/31/24
7.25 0.38 0.26 0.64 (0.39) — (0.39) 7.50
3/31/23
8.54 0.41 (1.32) (0.91) (0.38) — (0.38) 7.25
3/31/22
(g)
10.00 0.31 (1.59) (1.28) (0.18) — (0.18) 8.54
Class
A2
9/30/25
(e)
7.66 0.21 (0.46) (0.25) (0.20) — (0.20) 7.21
3/31/25
7.51 0.44 0.13 0.57 (0.41) (0.01) (0.42) 7.66
3/31/24
7.26 0.41 0.25 0.66 (0.41) — (0.41) 7.51
3/31/23
(h)
8.08 0.29 (0.84) (0.55) (0.27) — (0.27) 7.26
Class
I
9/30/25
(e)
7.65 0.23 (0.46) (0.23) (0.22) — (0.22) 7.20
3/31/25
7.50 0.47 0.13 0.60 (0.44) (0.01) (0.45) 7.65
3/31/24
7.25 0.43 0.26 0.69 (0.44) — (0.44) 7.50
3/31/23
8.54 0.47 (1.32) (0.85) (0.44) — (0.44) 7.25
3/31/22
(g)
10.00 0.30 (1.54) (1.24) (0.22) — (0.22) 8.54
(a)
Based on average common shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on preferred shares and borrowings, as described in Notes to Financial
Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
For the period June 30, 2021 (commencement of operations) through March 31, 2022.
(h)
For the period July 29, 2022 (commencement of operations) through March 31, 2023.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Ratios to Average Net Assets
Common
Share
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
( 3 .34 ) % $ 234,540 3 .86%
(f)
2 .24%
(f)
3 .82%
(f)
2 .20%
(f)
5 .61%
(f)
32%
7 .32 245,749 3 .79 2 .16 3 .75 2 .12 5 .32 20
9 .21 139,764 4 .09 2 .34 3 .89 2 .14 5 .35 41
( 10 .70 ) 48,252 3 .98 2 .76 3 .48 2 .26 5 .49 46
( 13 .00 ) 13,849 2 .91
(f)
2 .62
(f)
2 .58
(f)
2 .29
(f)
4 .43
(f)
88
( 3 .19 ) 211,229 3 .61
(f)
1 .99
(f)
3 .57
(f)
1 .95
(f)
5 .88
(f)
32
7 .60 218,073 3 .55 1 .92 3 .51 1 .88 5 .63 20
9 .47 85,656 3 .84 2 .09 3 .64 1 .89 5 .64 41
( 6 .71 ) 26,007 3 .43
(f)
2 .21
(f)
3 .03
(f)
1 .81
(f)
5 .94
(f)
46
( 2 .95 ) 252,045 3 .11
(f)
1 .49
(f)
3 .07
(f)
1 .45
(f)
6 .36
(f)
32
8 .11 255,000 3 .04 1 .41 3 .00 1 .37 6 .07 20
10 .03 169,964 3 .34 1 .59 3 .14 1 .39 6 .05 41
( 9 .99 ) 54,680 3 .25 2 .03 2 .77 1 .55 6 .28 46
( 12 .59 ) 46,795 2 .05
(f)
1 .76
(f)
1 .72
(f)
1 .43
(f)
4 .18
(f)
88

Financial Highlights (continued)

The following table sets forth information regarding the Fund's outstanding securities as of the end of the
Fund's last five fiscal periods, as applicable.
Borrowings MFP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per $1,000
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(c)
Enhanced High Yield Municipal Bond
9/30/25
(d)
$ — $ — $ 274,500 $ 354,213
3/31/25 — — 274,500 361,866
3/31/24 — — 139,500 383,429
3/31/23 — — 27,500 568,873
3/31/22
(e)
20,000 4,032 — —
(a)
Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b)
Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s borrowings (excluding temporary borrowings) then outstanding  and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c)
Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.  For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(d)
Unaudited.
(e)
For the period June 30, 2021 (commencement of operations) through March 31, 2022.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information: The fund covered in this report is Nuveen Enhanced High Yield Municipal Bond Fund (the “Fund”). The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a closed-end management investment company that continually offers its common shares of beneficial interest (“Common Shares”) and is operated as an “interval fund.” The Fund was organized as a Massachusetts business trust on May 22, 2019.
Current Fiscal Period: The end of the reporting period for the Fund is September 30, 2025, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Fund’s investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges: Class A1 Shares are generally sold with an up-front sales charge. Class A1 Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1.50%
if repurchased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation: The Fund pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, the Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by the Fund was as follows:
Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Enhanced High Yield Municipal Bond
$ —

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations: Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statement of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: The Fund represents a single operating segment. The officers of the Fund act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Notes to Financial Statements
(continued)
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the current fiscal period, based on the inputs used to value them:
The Fund holds liabilities in floating rate obligations and preferred shares, which are not reflected in the tables above. The fair values of the
Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The fair values of the Fund’s liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities: The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component
Enhanced High Yield Municipal Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 983,858,019 $ 60 $ 983,858,079
Variable Rate Senior Loan Interests – – 107,881 107,881
Unfunded Commitments* – – –** –**
Total $ – $ 983,858,019 $ 107,941 $ 983,965,960
* Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
** Value equals zero as of the end of the reporting period.

of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in
certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (referred to herein as “Shortfall Payment”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse
Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Enhanced High Yield Municipal Bond
$ 20,580,000 $ — $ 20,580,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Enhanced High Yield Municipal Bond
$ 17,122,589 3.95%
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Enhanced High Yield Municipal Bond
$ 20,580,000 $ — $ 20,580,000

Notes to Financial Statements
(continued)
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities. The Fund has invested in an unfunded commitment, in which, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statement of Assets and Liabilities. An unfunded commitment is priced at its fair market value and any unrealized appreciation (depreciation) is separately presented on the Statement of Assets and Liabilities.
Puerto Rico Electric Power Authority Bonds: On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the “FOMB”)
filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.
The Funds holdings in Puerto Rico Electric Power Authority bonds experienced notable developments during the reporting period related to the utility's bankruptcy proceedings. Specifically, the federal government’s decision in August 2025 to remove several FOMB members. This action created additional uncertainty regarding the composition of the FOMB as well as the proposed plan's vability.
In response to these evolving circumstances, the Fund, along with other bondholders, chose to allow their Bond Purchase Agreement with the FOMB to expire on October 1, 2025. Instead, the Fund joined the amended and restated cooperation agreement with other non-settling bondholders and insurers. This coalition now represents nearly 90% of PREPA's outstanding revenue bonds. This unified creditor group seeks more favorable debt recovery terms and equitable treatment for all bondholders. As the bankruptcy court awaits appointment of new FOMB members and potential mediation proceedings the ultimate resolution timeline and terms remain subject to court approval and continued negotiation among stakeholders.
Management is monitoring the bankruptcy proceedings and ongoing developments on the valuation of the unfunded commitment and the existing
PREPA bonds held by the Fund.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Enhanced High Yield Municipal Bond
$ 333,941,631 $ 321,535,699
Fund Asset Class
Principal
Amount Value
Unrealized
Appreciation
(Depreciation)
Enhanced High Yield Municipal Bond Unfunded Commitments $1,460,249 $- $-

instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Quarterly Repurchase Offer: In order to provide liquidity to common shareholders, the Fund has adopted a fundamental policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at
NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee and no amounts were charged during the current fiscal period. However, the Fund may charge a repurchase fee of up to 2.00% of the repurchase proceeds, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the Common Shareholder whose Common Shares are being repurchased.
During the current fiscal period, the Fund engaged in quarterly repurchase offers as follows:
Common Share Transactions
Transactions in common shares during the Fund's current and prior fiscal period were as follows:
2
Preferred Shares
MuniFund Preferred Shares: The Fund has issued and has outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem its MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of their shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Repurchase
Request
Deadline
Repurchase Offer
Amount (as a
percentage of
outstanding shares)
Number of
Shares
Repurchased
Percentage of
Outstanding Shares
Repurchased
06 May 2025 7.50% 3,684,295 3.78%
05 Aug 2025 7.50% 7,465,449 7.40%
Six Months Ended
9/30/25
Year Ended
3/31/25
Enhanced High Yield Municipal Bond Shares Value Shares Value
Subscriptions:
Class A1 3,528,452 $25,611,439 14,053,734 $108,729,762
Class A2 2,430,770 17,698,700 16,442,568 128,026,665
Class I 6,882,155 49,885,675 18,294,557 142,007,596
Total subscriptions 12,841,377 93,195,814 48,790,859 378,764,023
Reinvestments of distributions:
Class A1 458,859 3,315,309 860,836 6,670,923
Class A2 564,047 4,081,258 899,925 6,994,250
Class I 322,564 2,326,219 460,211 3,570,630
Total reinvestments of distributions 1,345,470 9,722,786 2,220,972 17,235,803
Repurchases and redemptions:
Class A1 (3,515,430) (24,849,393) (1,424,068) (11,153,624)
Class A2 (2,137,003) (15,415,390) (287,329) (2,238,178)
Class I (5,504,023) (39,362,346) (8,086,978) (63,213,668)
Total repurchases and redemptions (11,156,456) (79,627,129) (9,798,375) (76,605,470)
Net increase (decrease) 3,030,391 $23,291,471 41,213,456 $319,394,356

Notes to Financial Statements
(continued)
The Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. During the current fiscal period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP Shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred by the Fund in connection with its offering of MFP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and
“Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the current fiscal period, the Fund had $273,403,818 MFP Shares at liquidation preference, net of deferred offering costs.
Further details of the Fund's MFP Shares outstanding as of the end of the current fiscal period, were as follows:
* Subject to early termination by either the Fund or the holder.
The average liquidation preference of MFP Shares outstanding and the annualized dividend rate during the current fiscal period were as follows:
Preferred Share Transactions: Transactions in preferred shares during the Fund's prior fiscal period, where applicable, are noted in the following table.
Transactions in MFP Shares for the Fund, where applicable, were as follows:
Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption
Date Mode
Mode
Termination
Date
A 1,295 $129,500,000 September 1, 2042 VRM September 24, 2026
B 1,450 $145,000,000 July 1, 2043 VRM July 1, 2043*
Fund
Average Liquidation Preference of
MFP Shares Outstanding Annualized Dividend Rate
Enhanced High Yield Municipal Bond $274,500,000 3.68%
Year Ended 3/31/25
Series Shares Amount
MFP Shares Issued A 750 $75,000,000
MFP Shares Issued B 600 $60,000,000

7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Enhanced High Yield Municipal Bond
$ 1,005,133,822 $ 17,656,967 $ (59,349,186) $ (41,692,219)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Enhanced High
Yield Municipal
Bond
$ 1,472,803 $ 114,014 $ 82,844 $ 2,015,364 $ (951,904) $ — $ (3,170,322) $ (437,201)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 3, 2025 through March 31, 2025 and paid on April 1, 2025.
Fund Short-Term Long-Term Total
Enhanced High Yield Municipal Bond
1
$ 951,904 $ — $ 951,904
1
A portion of Enhanced High Yield Municipal Bond's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets* Fund-Level Fee Rate
For the first $125 million 0.8000%
For the next $125 million 0.7875
For the next $250 million 0.7750
For the next $500 million 0.7625
For the next $1 billion 0.7500
For the next $3 billion 0.7250
For managed assets over $5 billion 0.7125

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
*   The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027, so that the total annual operating expenses of the Fund
(excluding any distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of preferred shares that may be issued by the Fund, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.05% of the average daily managed assets of any class of Fund shares.
This expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees: The Fund has adopted a Distribution and Servicing Plan for Class A1 Common Shares and Class A2 Common
Shares of the Fund. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its Common Shares. Although the
Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to, among other things, impose distribution and shareholder servicing fees. The Distribution and Servicing Plan permits the Fund to compensate the Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, for using reasonable efforts to secure purchasers of the Fund’s Common Shares, including by providing continuing information and investment services and/or by making payments to certain authorized institutions in connection with the sale of Common Shares or servicing of shareholder accounts. Most or all of the distribution and/
or service fees are paid to financial firms through which Shareholders may purchase or hold Class A1 Common Shares and/or Class A2 Common
Shares. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class
A1 Common Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A1 Common Shares) is 0.75%. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class A2 Common
Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A2 Common Shares) is 0.50%. During the current fiscal period the annual rate paid by the Fund for Class A1 Shares and Class A2 Shares was 0.75% and 0.50%, respectively.
Other Transactions with Affiliates: The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund engaged in cross-trades pursuant to these procedures as follows:
The Distributor also received 12b-1 service fees on Class A1 Shares and Class A2 Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Enhanced High Yield Municipal Bond
0.1564%
Fund
Purchases Sales
Realized
Gain (Loss)
Enhanced High Yield Municipal Bond
$ 2,546,190 $ 31,879,086 $ 426,609

The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the current fiscal period TIAA owned less than 1% of Fund shares.
9. Commitments and Contingencies
In the normal course of business, the Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Fund did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Fund may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund's rights under contracts. As of the end of the current fiscal period, the Fund is not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit: The Fund, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the current fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Commission
Advances
Enhanced High Yield Municipal Bond
$ 350,952
Fund
CDSC
Retained
Enhanced High Yield Municipal Bond
$ 250,136
Fund
Maximum
Outstanding
Balance
Enhanced High Yield Municipal Bond
$ 34,100,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Enhanced High Yield Municipal Bond
63 $ 13,353,563 5.53%

Additional Fund Information
(U
naudited)
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
DST Asset Manager Solutions,
Inc. (DST)
333 West 11th Street
5th Floor
Kansas City, MO 64105
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(U
naudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters,” are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater’’) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets heId by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(U
naudited)
Nuveen Enhanced High Yield Municipal Bond Fund
The Approval Process
At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Directors or Trustees (as the case may be) of the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), including Nuveen Enhanced High Yield Municipal Bond Fund (the “Fund”), and the
group of funds advised by Teachers Advisors, LLC (“TAL” and all such funds, collectively, the “Nuveen funds” or the “funds”) approved the renewal of the investment management agreements (each, an “Investment Management Agreement”) with NFAL and TAL, respectively. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is
an indirect wholly owned subsidiary of TIAA. The Board of Trustees of the Fund also approved the renewal of the sub-advisory agreement (the “Sub-
Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Sub-Adviser is also an affiliate of the Adviser.
The Boards of Directors or Trustees of the Nuveen funds are each a “Board” or collectively the “Board” (as the context may dictate) and the directors or trustees (as the case may be) are each a “Board Member.” The Board Members of each Board are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, each Board is deemed to be comprised of all disinterested Board Members.
References to a Board and the Board Members are interchangeable.
In accordance with applicable law, following up to an initial two-year period, the Board of each fund considers the renewal of each investment management agreement and sub-advisory agreement on behalf of the fund on an annual basis. The Fund’s Investment Management Agreement and Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively the
“Fund Advisers” and each a “Fund Adviser.” Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Advisory Agreements with respect to the Fund.
To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board
Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective Board of the Nuveen funds and its committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The Board and/or its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the derivatives risk management program; management of distributions; valuation of securities; payments to financial intermediaries, including expenses under a Distribution and Services Plan operating in a manner consistent with Rule 12b-1 under the 1940 Act; securities lending
(as applicable); and closed-end fund market activity, capital management initiatives and management of leverage financing. The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Fund Advisers, if any.
To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February
25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the Nuveen funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers applicable to the various classes for open-end funds and the Fund (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”),
an independent provider of investment company data, comparing fee and expense levels of the Fund to those of a peer universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a
Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the
Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board
Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory
Agreements on behalf of the Fund for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Fund’s advisory arrangements and oversight of the Fund. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Fund Advisers’ services provided to the Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Fund.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Fund. The
Board considered the Adviser and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry.
The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted
below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality of services to the Fund.
In its review, the Board considered that the Fund operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Fund have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance,
Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. The Fund utilizes the Sub-Adviser to manage the Fund’s portfolio subject to the supervision of the Adviser.
Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto;
oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.
In addition to the portfolio management services provided to the Fund (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.
Such services also include managing leverage; providing capital management and secondary market services (such as implementing common share repurchases); and maintaining a closed-end fund investor relations program.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in the
Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Fund, such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the
Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes
(if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The
Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Fund. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one- and three-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For the Fund, the performance data was based on Class I shares but the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of the Fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one- and three-
year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of the Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating the Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds (subject to certain exceptions) as low, medium or high.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact Fund performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
With regard to its performance determinations, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one-year period and ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile of its Performance Peer Group for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of the annual review, the Board Members considered, among other things, the management fee schedule for the Fund and the expense reimbursement and/or fee waiver agreed to by the Adviser. In addition to the management fee arrangement, the Board Members considered the
Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the Fund.
In its review, the Board considered that the Fund’s management fee was comprised of two components, a fund-level component and a complex-
level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.
The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, the Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). With respect to the Broadridge comparative expense data, Broadridge applied fee and expense data from the Class I shares for the Fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes) meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.
In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe. The Board further considered that differences between the Fund and its Expense Universe, as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
In addition, although the Board reviewed net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs), as applicable, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered each closed-end fund’s net total expense ratio and fees excluding investment-
related costs and taxes. The Board also considered that the use of leverage may create a conflict of interest for the respective Adviser and Sub-
Adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the fund’s return. The Board Members considered, however, that the Adviser and Sub-Adviser would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the respective Fund Adviser has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.
With respect to the comparative fee data for the Fund, the Board considered that the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
Based on its review of the information provided, the Board determined that the Fund’s management fee to a Fund Adviser was reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, the Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Fund. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.
3. Profitability of the Fund Advisers
In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the Sub-Adviser) from its relationship with the Fund, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the
Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-
end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and
TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.
In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data.
However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.
Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors)
that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.
Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of
TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the
Board was satisfied that the Adviser’s (together with the Sub-Adviser) level of profitability from its relationship with the Fund was not unreasonable in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the Fund’s advisory fee structure.
As noted above, the Board considered that the management fee of the Adviser for the Fund was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.
In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of a fund decline.
The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and/or affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and shareholder services to the Fund for which it may be compensated.
In addition, the Board Members considered that the Adviser and Sub-Adviser (except as noted) may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered with respect to the Nuveen funds advised by the Adviser, reimbursements of such costs by the Adviser and/or the Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the Nuveen funds to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the
Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
RSA-HYIF-0925P 4875775
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/interval-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Enhanced High Yield Municipal Bond Fund

Date: December 4, 2025	By: /s/ David J. Lamb David J. Lamb Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2025	By: /s/ David J. Lamb David J. Lamb Chief Administrative Officer (principal executive officer)

Date: December 4, 2025	By: /s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)